Goodwill and Intangible Assets - Changes in Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 1,667
Amortization charge for the year	119	$ 112
Intangible assets, ending balance	1,779	1,667
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,406	2,351
Additions	117	86
Acquisitions	22	61
Disposals, intangible assets other than goodwill		3
Foreign exchange rate movements	116	(89)
Intangible assets, ending balance	2,661	2,406
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(739)	(648)
Disposals, intangible assets other than goodwill		(3)
Foreign exchange rate movements	(24)	18
Amortization charge for the year	(119)	(112)
Intangible assets, ending balance	(882)	(739)
Indefinite life intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	621
Intangible assets, ending balance	669	621
Indefinite life intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	625	661
Additions	0	0
Acquisitions	3	0
Disposals, intangible assets other than goodwill		0
Foreign exchange rate movements	45	(36)
Intangible assets, ending balance	673	625
Indefinite life intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(4)	(4)
Disposals, intangible assets other than goodwill		0
Foreign exchange rate movements	0	0
Amortization charge for the year	0	0
Intangible assets, ending balance	(4)	(4)
Finite life, Internally generated software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	241
Intangible assets, ending balance	305	241
Finite life, Internally generated software | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	579	518
Additions	118	81
Acquisitions	0	0
Disposals, intangible assets other than goodwill		3
Foreign exchange rate movements	25	(17)
Intangible assets, ending balance	722	579
Finite life, Internally generated software | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(338)	(291)
Disposals, intangible assets other than goodwill		(3)
Foreign exchange rate movements	(13)	9
Amortization charge for the year	(66)	(59)
Intangible assets, ending balance	(417)	(338)
Finite life, Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	805
Intangible assets, ending balance	805	805
Finite life, Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,202	1,172
Additions	(1)	5
Acquisitions	19	61
Disposals, intangible assets other than goodwill		0
Foreign exchange rate movements	46	(36)
Intangible assets, ending balance	1,266	1,202
Finite life, Other | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(397)	(353)
Disposals, intangible assets other than goodwill		0
Foreign exchange rate movements	(11)	9
Amortization charge for the year	(53)	(53)
Intangible assets, ending balance	$ (461)	$ (397)